Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
15.	Stock-Based Compensation

The Knight Capital Group, Inc. 2010 Equity Incentive Plan (“2010 Plan”) was established to provide long-term incentive compensation to employees and directors of the Company. The 2010 Plan is administered by the Compensation Committee of the Company’s Board of Directors, and allows for the grant of options, stock appreciation rights (“SARs”), restricted stock and restricted stock units (collectively, the “awards”), as defined by the 2010 Plan. In addition to overall limitations on the aggregate number of awards that may be granted, the 2010 Plan also limits the number of awards that may be granted to a single individual. The 2010 Plan replaced prior stockholder-approved equity plans for future equity grants and no additional grants will be made under those historical stock plans. However, the terms and conditions of any outstanding equity grants under the historical stock plans were not affected. As of December 31, 2012, the Company has not issued any SARs. In addition, the Company established the Knight Capital Group, Inc. 2009 Inducement Award Plan (the “Inducement Plan”) (along with the 2010 Plan and the Amended 2010 Plan defined below, the “Stock Plans”) which is used under limited circumstances for equity grants to new hires. In 2010, the Company issued 197,000 restricted shares as inducement awards pursuant to the Inducement Plan. The Company did not issue any awards pursuant to the Inducement Plan in 2012 or 2011.

At a special meeting of the Company’s stockholders on December 27, 2012, the Company’s stockholders approved the Amended and Restated 2010 Equity Incentive Plan (the “Amended 2010 Plan”) to increase the number of shares authorized for grant under the 2010 Plan from 10,580,044 to 64,580,044 and amend certain provisions of the 2010 Plan. Key changes to the 2010 Plan that were adopted in the Amended 2010 Plan included: (i) an amendment to require a qualifying termination of employment before vesting provisions in new awards accelerate in the event of a change-in-control, also known as “double-trigger” accelerated vesting; (ii) an amendment to the modification provision to require stockholder approval before (x) SARs may be repriced, replaced, regranted through cancellation or modified if such change would reduce the exercise price for the shares underlying such SAR and (y) options or SARs may be exchanged for cash if such exchange would reduce the exercise price for the shares underlying such option or SAR; (iii) an amendment to limit the number of shares subject to awards granted to each non-employee member of the Company’s Board during any calendar year to 200,000; and (iv) an extension of the time after which no awards may be granted under the Amended 2010 Plan to ten years from the date the stockholders approved the Amended 2010 Plan.

Unvested awards granted before September 1, 2010 are generally canceled if employment is terminated for any reason before the end of the relevant vesting period. For annual incentive awards granted after September 1, 2010 and up to September 30, 2011, full vesting is given where an employee has been terminated without cause by the Company. For all other awards granted after September 1, 2010 and up to September 30, 2011 unvested awards are generally canceled if employment is terminated for any reason before the end of the relevant vesting period. Effective October 1, 2011, for all awards granted after such date, unless otherwise provided for in the applicable award agreement, full vesting will be given where an employee has been terminated without cause by the Company.

Under the terms of the Company’s prior stockholder-approved equity plans (excluding the 2010 Plan and Amended 2010 Plan), accelerated vesting of unvested equity awards is triggered upon a change-in-control which is generally defined, amongst other things, as the acquisition by any one person of 20% or more of the Company’s voting stock. Subsequent to the Company’s issuance of Series A Preferred Stock pursuant to the August 2012 Recapitalization, one of the investors exceeded the 20% ownership threshold on an as-converted basis, which resulted in the accelerated vesting of unvested grants held by employees under these historical plans. The affected equity awards were generally granted from December 2009 through March 2010, and generally would have vested between December 2012 and March 2013. Each of the Company’s Named Executive Officers and Section 16 reporting persons previously executed letters waiving the acceleration of vesting triggered by this change-in-control for any unvested awards held by them under the prior historical plans as of such date.

If the proposed Merger with GETCO is completed (See Footnote 5 “Merger Agreement with GETCO Holding Company, LLC”) each stock option granted under any Company stock plan on or prior to December 19, 2012 will immediately vest and convert into stock options to purchase common stock of the new publicly traded holding company on the same terms and conditions, with the number of shares subject to the converted option and the per-share exercise price to remain the same as immediately prior to the completion of the Merger. Stock options granted after December 19, 2012 will convert into stock options to acquire common stock of the new publicly traded holding company on the same terms and conditions, including vesting.

Pursuant to the terms of the Stock Plans, awards granted on or prior to December 19, 2012 (except for restricted stock units that vest based upon performance) will automatically vest upon the completion of the Merger. Awards granted after December 19, 2012 (and restricted stock units granted prior to December 19, 2012 that vest based on performance) will continue to vest in accordance with their existing vesting schedule, subject to acceleration under certain circumstances.

Restricted Shares and Restricted Stock Units

Eligible employees and directors may receive restricted shares and/or restricted stock units (collectively “restricted awards”) as a portion of their total compensation. The majority of restricted awards vest ratably over three years. The Company has the right to fully vest employees and directors in their restricted stock units upon retirement and in certain other circumstances.

The Company measures compensation cost related to restricted awards based on the fair value of the Company’s Class A common stock at the date of grant. Compensation expense from continuing operations relating to restricted awards, primarily recorded in Employee compensation and benefits, and the corresponding income tax benefit, which was recorded in income tax benefit on the Consolidated Statements of Operations are presented in the following table (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Stock award compensation expense	$41,636	$41,341	$44,583

Income tax benefit	$14,710	$16,206	$17,833

The following tables summarize restricted awards activity including awards related to employees working in businesses that are included within discontinued operations in 2012, 2011 and 2010 (awards in thousands):

	2012
	RESTRICTED SHARES		RESTRICTED STOCK UNITS
	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE	NUMBER OF UNITS	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Outstanding at January 1,	307	$16.20	7,716	$14.33
Granted	21	13.09	5,506	10.33
Vested	(235)	16.33	(3,501)	14.87
Forfeited	(11)	15.74	(1,549)	14.92

Outstanding at December 31,	82	$15.08	8,172	$11.44

	2011
	RESTRICTED SHARES		RESTRICTED STOCK UNITS
	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE	NUMBER OF UNITS	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Outstanding at January 1,	1,155	$16.60	6,329	$15.08
Granted	—	—	5,984	13.63
Vested	(830)	16.77	(2,083)	16.21
Forfeited	(17)	15.69	(2,514)	14.92

Outstanding at December 31,	307	$16.20	7,716	$14.33

	2010
	RESTRICTED SHARES		RESTRICTED STOCK UNITS
	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE	NUMBER OF UNITS	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Outstanding at January 1,	2,186	$16.92	3,591	$15.60
Granted	397	15.66	3,835	15.28
Vested	(1,208)	17.03	(870)	17.83
Forfeited	(221)	15.76	(227)	16.19

Outstanding at December 31,	1,154	$16.60	6,329	$15.08

Based upon the value at date of vest, the cumulative fair value of restricted shares that vested in 2012, 2011 and 2010 was $2.8 million, $11.0 million and $32.0 million, respectively, and the cumulative fair value of restricted stock units that vested in 2012, 2011 and 2010 was $35.7 million, $27.8 million and $13.4 million, respectively.

There is $53.5 million of unamortized compensation related to the unvested restricted awards outstanding at December 31, 2012. The cost of these unvested restricted shares is expected to be recognized over a weighted average life of 1.7 years.

Stock Options

The Company’s policy is to grant options for the purchase of shares of Class A common stock at not less than market value. Options generally vest ratably over a three or four-year period and expire on the fifth or tenth anniversary of the grant date, pursuant to the terms of the applicable option award agreement. The Company has the right to fully vest employees in their options upon retirement and in certain other circumstances. Options are otherwise canceled if employment is terminated before the end of the relevant vesting period. The Company’s policy is to issue new shares upon share option exercises by its employees and directors.

The fair value of each option granted is estimated as of its respective grant date using the Black-Scholes option-pricing model. Stock options granted have exercise prices equal to the market value of the Company’s common stock at the date of grant as defined by the Stock Plans. The principal assumptions utilized in valuing options and the methodology for estimating such model inputs include: 1) risk-free interest rate – estimate is based on the yield of U.S. zero coupon securities with a maturity equal to the expected life of the option; 2) expected volatility – estimate is based on several factors including implied volatility of market-traded options on the Company’s common stock on the grant date and the volatility of the Company’s common stock; and 3) expected option life – estimate is based on internal studies of historical experience and projected exercise behavior based on different employee groups and specific option characteristics, including the effect of employee terminations. Based on the results of the model, the weighted-average fair value of the stock options granted in 2010 was $4.93. There were no stock options granted in 2012 or 2011.

The weighted-average assumptions used for stock options granted were as follows:

2010
Dividend yield	0.0%
Expected volatility	40.0%
Risk-free interest rate	1.1%
Expected life (in years)	3.5

Compensation expense from continuing operations relating to stock options, all of which was recorded in Employee compensation and benefits, as well as the corresponding income tax benefit, which is recorded in income tax benefit on the Consolidated Statements of Operations are as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Stock option compensation expense	$806	$913	$2,351

Income tax benefit	$285	$358	$940

The following tables summarize stock option activity and stock options exercisable including options related to employees working in businesses that are included within discontinued operations in 2012, 2011 and 2010 (options in thousands):

	NUMBER OF STOCK OPTIONS	WEIGHTED- AVERAGE EXERCISE PRICE	AGGREGATE INTRINSIC VALUE (IN THOUSANDS)	WEIGHTED- AVERAGE REMAINING LIFE (YEARS)
2012
Outstanding at January 1,	2,829	$13.48
Granted at market value	—	—
Exercised	(130)	8.77
Forfeited or expired	(163)	14.32

Outstanding at December 31,	2,536	$13.66	$—	3.73

Exercisable at December 31,	2,500	$13.63	$—	3.68

Available for future grants at December 31, *	61,211

2011
Outstanding at January 1,	3,740	$14.06
Granted at market value	—	—
Exercised	(91)	11.02
Forfeited or expired	(820)	16.39

Outstanding at December 31,	2,829	$13.48	$2,605	4.76

Exercisable at December 31,	2,284	$12.90	$2,605	3.96

Available for future grants at December 31, *	9,476

2010
Outstanding at January 1,	3,554	$13.29
Granted at market value	1,185	15.89
Exercised	(591)	9.81
Forfeited or expired	(409)	18.85

Outstanding at December 31,	3,739	$14.06	$5,292	5.97

Exercisable at December 31,	2,573	$13.17	$5,292	4.63

Available for future grants at December 31, *	10,910

*	Represents both options and awards available for grant

	OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
RANGE OF EXERCISE PRICES	OUTSTANDING AT 12/31/12	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE	NUMBER EXERCISABLE AT 12/31/12	WEIGHTED- AVERAGE EXERCISE PRICE
$6.06 – $9.81	397	2.29	$8.42	397	$8.42
$10.24 – $10.24	448	1.84	10.24	448	10.24
$10.30 – $15.75	380	1.74	13.27	380	13.27
$15.84 – $15.84	665	6.48	15.84	630	15.84
$16.09 – $17.66	410	4.38	16.80	410	16.80
$17.95 – $19.36	236	4.08	18.03	236	18.03

	2,536	3.73	$13.66	2,501	$13.63

The aggregate intrinsic value is the amount by which the closing price of the Company’s common stock exceeds the exercise price of the stock options multiplied by the number of shares. The total intrinsic value of options exercised in 2012, 2011 and 2010 was $0.5 million, $0.2 million and $2.2 million, respectively. Cash received from the exercise of stock options in 2012, 2011 and 2010 totaled $1.1 million, $1.0 million and $5.8 million, respectively.

There is $10,000 of unamortized compensation related to the unvested stock options outstanding at December 31, 2012. The cost of these unvested awards is expected to be recognized over a weighted average life of 0.1 year.